Schedule I Financial Statements of Cleco Corporation, Summary of Significant Accounting Policies (Details) - Cleco Holdings [Member] $ in Millions	Dec. 31, 2016 USD ($)
Summary of Significant Accounting Policies [Abstract]
Percent of restricted consolidated net assets of consolidated subsidiaries exceeding total consolidated net assets (in hundredths)	25.00%
Successor [Member]
Summary of Significant Accounting Policies [Abstract]
Restricted net assets of consolidated subsidiaries	$ 1,087.0
Percent of restricted consolidated net assets of consolidated subsidiaries exceeding total consolidated net assets (in hundredths)	25.00%